Schedule of Revenue by Geographic Areas (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,556,223	$ 2,688,533	$ 5,191,941	$ 5,064,926	$ 9,686,975	$ 11,087,459
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,556,223	2,631,328	5,174,070	4,957,058	9,435,936	8,772,170
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 57,205	$ 17,871	$ 107,868	251,039	330,159
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues						$ 1,985,130